Lease Obligation (Details)		12 Months Ended
	Jun. 02, 2025 CAD ($)	Sep. 30, 2025 contract
Lease obligation
Number of lease contract | contract		3
Renewal term for lease contract	5 years
Incremental borrowing rate	10.70%
Offices
Lease obligation
Additional lease rent | $	$ 269,681